Balance Sheet Details - Summary of Property and Equipment (Detail) - USD ($)		Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, accumulated depreciation		$ (287,000)	[1],[2]	$ (364,000)	[1],[2]	$ (247,000)
Property and equipment, net		133,000		763,000		308,000
Office Furniture and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		170,000	[1]	881,000	[1]	$ 555,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	[2]	246,000		$ 246,000
Property and equipment, net		$ 100,000

[1]	Following the CUPID 2 trial results and the decision to not pursue additional previously planned development activities with MYDICAR, the Company sold certain MYDICAR manufacturing assets in the third quarter of 2015. The assets had a historical cost of $0.8 million and accumulated depreciation of $0.3 million. The Company had recognized an impairment charge of $0.2 million in the second quarter of 2015 related to the assets which had reduced the net asset value to $0.3 million, the amount of cash proceeds received (see Note 7).
[2]	In September 2015, in light of the scale-down of certain operations, the Company terminated a sublease agreement effective November 13, 2015, as amended, in order to reduce the Company's office space and corresponding rent obligations. The sublease was originally scheduled to expire in September 2021. The Company revised the estimated depreciable life of the leasehold improvements associated with the facility to end on November 13, 2015. The change in estimated life resulted in an acceleration of depreciation expense in the amount of $0.1 million in the third quarter of 2015. The net book value of the leasehold improvements was $0.1 million at September 30, 2015.